OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER PAYABLES AND ACCRUALS

18.	OTHER PAYABLES AND ACCRUALS

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Financial liabilities
Accrued expenses	6,444	7,748	1,095
Deposits from customers	305	116	16
	6,749	7,864	1,111

Accrued payroll	3,108	156	21
Penalties related to income tax	4,611	—	—
Taxes other than income tax payable (a)	1,885	2	—
Transaction deposit of mining right acquisition (Note 25 (b))	—	74,322	10,500
Others	371	266	37
	9,975	74,746	10,558

Total	16,724	82,610	11,669

(a)	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.